Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per share data [Abstract]
Weighted average number of common shares outstanding (in shares)	2,989,264	3,000,024	3,000,508